T. ROWE PRICE New Asia Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 29.5%
Common Stocks 24.4%
Alibaba Group Holding (HKD)  4,449,640 54,582
BYD, Class H (HKD)  349,000 12,264
China Resources Mixc Lifestyle Services (HKD)  6,203,600 23,490
CRRC, Class H (HKD)  22,506,000 14,250
Greentown Service Group (HKD)  8,188,000 3,816
H World Group (HKD) (1) 3,041,200 9,846
H World Group, ADR (USD)  328,414 10,555
Haitian International Holdings (HKD)  5,599,000 14,885
KE Holdings, ADR (USD)  1,575,777 27,466
Midea Group (HKD) (2) 1,355,800 13,181
New Oriental Education & Technology Group, ADR (USD)  388,400 18,938
PDD Holdings, ADR (USD) (1)(2) 90,102 10,083
Shandong Weigao Group Medical Polymer, Class H (HKD)  12,564,400 7,841
Shenzhou International Group Holdings (HKD)  2,408,000 18,142
Silergy (TWD)  1,002,000 11,643
Sunny Optical Technology Group (HKD)  2,756,300 24,808
Tencent Holdings (HKD)  2,736,360 143,974
Yum China Holdings (HKD)  248,850 11,349
Yum China Holdings (USD)  282,848 13,082
444,195
Common Stocks - China A Shares 5.1%
CRRC, A Shares (CNH)  8,701,070 8,907
Hongfa Technology, A Shares (CNH)  5,802,994 27,477
Midea Group, A Shares (CNH)  2,290,895 23,272
Shenzhen Inovance Technology, A Shares (CNH)  2,611,168 21,645
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  338,596 10,842
92,143
Total China (Cost $417,247) 536,338
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  4,633,200 32,572
Yue Yuen Industrial Holdings  6,146,000 13,098
Total Hong Kong (Cost $18,238) 45,670

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 17.1%
Common Stocks 17.1%
Bharti Airtel  1,848,521 34,576
HDFC Bank  1,539,643 30,136
HDFC Life Insurance  3,953,952 29,037
Hindustan Unilever  332,898 9,470
ICICI Bank  3,197,958 46,020
Indraprastha Gas  6,343,888 14,716
Info Edge India  68,625 6,094
Infosys, ADR (USD) (1) 2,384,826 52,347
Kotak Mahindra Bank  1,071,000 23,423
Larsen & Toubro  418,963 17,191
Reliance Industries  2,093,467 30,466
Shriram Finance  2,911,435 18,214
Total India (Cost $259,371) 311,690
INDONESIA 4.1%
Common Stocks 4.1%
Bank Central Asia  71,530,200 41,321
Bank Rakyat Indonesia Persero  70,401,700 18,180
Semen Indonesia Persero  38,528,500 6,632
Telkom Indonesia Persero  57,727,000 9,297
Total Indonesia (Cost $58,111) 75,430
MALAYSIA 0.5%
Common Stocks 0.5%
CIMB Group Holdings  5,270,600 9,461
Total Malaysia (Cost $5,977) 9,461
PHILIPPINES 1.6%
Common Stocks 1.6%
BDO Unibank  6,368,710 14,993
SM Investments  691,240 9,209
Universal Robina  3,893,180 4,050
Total Philippines (Cost $38,189) 28,252

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 6.2%
Common Stocks 6.2%
DBS Group Holdings  2,083,160 68,186
Sea, ADR (USD) (2) 120,862 14,720
Singapore Telecommunications  12,261,900 29,960
Total Singapore (Cost $56,846) 112,866
SOUTH KOREA 8.6%
Common Stocks 8.6%
DB Insurance  271,782 18,083
Hyundai Mobis  69,502 12,542
JYP Entertainment (2) 403,345 20,735
KB Financial Group  312,844 19,600
Samsung Electronics  1,517,028 54,179
Samsung Fire & Marine Insurance  41,118 10,732
SK Hynix  153,752 20,700
Total South Korea (Cost $113,675) 156,571
TAIWAN 23.4%
Common Stocks 23.4%
Accton Technology  1,329,000 30,518
Airtac International Group  740,000 19,297
ASE Technology Holding  3,317,000 17,217
Chailease Holding  1,846,466 6,443
Delta Electronics  1,475,000 19,219
MediaTek  878,000 38,024
Taiwan Semiconductor Manufacturing  8,858,574 295,638
Total Taiwan (Cost $116,537) 426,356
THAILAND 1.6%
Common Stocks 1.6%
Bangkok Bank  4,666,400 21,353
WHA  48,001,000 6,775
Total Thailand (Cost $28,379) 28,128

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.6%
Common Stocks 0.6%
Coupang (2) 440,750 10,362
Total United States (Cost $8,446) 10,362
VIETNAM 2.0%
Common Stocks 2.0%
Asia Commercial Bank  12,472,670 13,445
Bank for Foreign Trade of Vietnam (2) 2,060,924 7,607
Hoa Phat Group (2) 14,019,230 14,782
Total Vietnam (Cost $27,154) 35,834
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 27,885,265 27,885
Total Short-Term Investments (Cost $27,885) 27,885
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 22,662,194 22,662
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 22,662
Total Securities Lending Collateral (Cost $22,662) 22,662
Total Investments in Securities  100.4%
(Cost $1,198,717) $ 1,827,505
Other Assets Less Liabilities (0.4)% (7,023)
Net Assets 100.0% $ 1,820,482

T. ROWE PRICE New Asia Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 354 ++
Totals $ — # $ — $ 354 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 78,689 ¤ ¤ $ 50,547
Total $ 50,547 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $354 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,547.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Asia Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Asia Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F39-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 157,553 $ 1,619,405 $ — $ 1,776,958
Short-Term Investments 27,885 — — 27,885
Securities Lending Collateral 22,662 — — 22,662
Total $ 208,100 $ 1,619,405 $ — $ 1,827,505